CrossingBridge Responsible Credit Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 61.5%		Par	Value
Accommodation and Food Services - 1.9%
GrubHub Holdings, Inc., 13.00% (or 7.00% PIK), 07/31/2030 (a)		$1,344,275	$1,100,970

Administrative and Support and Waste Management and Remediation Services - 1.8%
Uber Technologies, Inc., 4.50%, 08/15/2029 (a)		1,000,000	1,001,998

Communications - 0.3%
Genexis International AB, 9.56% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	200,000	145,725

Consumer Discretionary - 2.6%
BOS GmbH & Co. KG, 11.02% (3 mo. EURIBOR + 9.00%), 06/25/2029	EUR	700,000	808,243
Keyto Group AB, 7.18% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	6,250,000	696,722
			1,504,965

Consumer Staples - 3.4%
Felleskjopet Agri SA, 5.82% (3 mo. NIBOR + 1.75%), 03/19/2030	NOK	9,000,000	901,638
Nexus Newco BV, 8.52% (3 mo. EURIBOR + 6.50%), 06/04/2030	EUR	900,000	1,071,561
			1,973,199

Energy - 6.0%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		2,450,000	2,535,750
Golar LNG Ltd., 7.50%, 10/02/2030 (a)		961,000	929,218
			3,464,968

Finance and Insurance - 3.6%
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026		1,268,000	1,270,920
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)		770,000	798,588
			2,069,508

Health Care and Social Assistance - 4.9%
Formycon AG, 9.03% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	1,213,000	1,361,367
Magle Chemoswed Holding AB, 8.46% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	12,500,000	1,323,793
Orexo AB, 8.35% (3 mo. STIBOR + 6.50%), 03/28/2028	SEK	1,250,000	140,526
			2,825,686

Holding Companies - 6.0%
JDC Group AG, 6.57% (3 mo. EURIBOR + 4.50%), 08/28/2029 (a)	EUR	574,000	687,875
Nordwest Industrie Group GmbH, 8.76% (3 mo. EURIBOR + 6.75%), 11/06/2028 (a)	EUR	880,000	620,505
Novedo Holding AB, 8.84% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	10,000,000	1,016,006
Stockwik Forvaltning AB, 9.10% (3 mo. STIBOR + 7.25%), 06/26/2029 (a)	SEK	10,000,000	1,151,361
			3,475,747

Industrials - 2.4%
Mangrove Luxco III Sarl
7.01% (3 mo. EURIBOR + 5.00%), 07/15/2029 (a)	EUR	607,000	714,879
7.03% (3 mo. EURIBOR + 5.00%), 07/15/2029	EUR	300,000	353,318
SLR Group GmbH, 9.03% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	282,850	324,718
			1,392,915

Information - 8.5%
AT&T, Inc., 7.13%, 03/15/2026		947,000	951,070
Cabonline Group Holding AB
10.00%, 03/19/2028	SEK	6,292,000	648,405
12.00%, 03/19/2028	SEK	3,364,000	348,657
Calligo UK Ltd., 9.02% (or 9.02% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028 (b)	EUR	112,898	17,248
GCI LLC, 4.75%, 10/15/2028 (a)		1,000,000	975,964
Go North Group AB
10.05% (3 Month SOFR + 5.76%, or 10.05% PIK), 02/09/2026 (c)		354,891	99,178
15.00% (or 15.00% PIK), 02/09/2027 (b)(c)		224,589	0
15.00% (or 15.00% PIK), 02/02/2028 (b)(c)	SEK	274,039	0
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)		1,000,000	1,001,534
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)		892,000	850,870
			4,892,926

Manufacturing - 6.4%
Dell International LLC, 4.90%, 10/01/2026		770,000	773,725
Secop Group Holding GmbH, 10.42% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	150,000	178,165
Western Digital Corp., 4.75%, 02/15/2026		2,738,000	2,749,253
			3,701,143

Materials - 2.3%
Duran Life Science Holding GmbH, 8.56% (3 mo. EURIBOR + 6.50%), 05/31/2030	EUR	622,000	739,197
Geveko AB, 6.52% (3 mo. EURIBOR + 4.50%), 12/26/2028	EUR	500,000	593,475
			1,332,672

Professional, Scientific, and Technical Services - 3.8%
Getty Images, Inc.
14.00%, 03/01/2028 (a)		470,000	443,568
11.25%, 02/21/2030		657,000	616,627
Oracle Corp.
2.65%, 07/15/2026		673,000	667,630
2.80%, 04/01/2027		444,000	435,427
			2,163,252

Real Estate and Rental and Leasing - 1.6%
Williams Scotsman, Inc., 4.63%, 08/15/2028 (a)		907,000	907,343

Technology - 2.5%
Hawk Infinity Software AS, 10.65% (3 mo. NIBOR + 6.50%), 10/15/2029 (a)(e)	NOK	2,500,000	237,537
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	700,000	752,715
Verve Group SE, 6.02% (3 mo. EURIBOR + 4.00%), 04/01/2029 (a)	EUR	414,000	465,246
			1,455,498

Transportation and Warehousing - 3.5%
Hawaiian Holdings, Inc., Series 2013-1, Series 2013-1, 3.90%, 01/15/2026		1,107,261	1,106,178
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)		871,000	903,671
			2,009,849
TOTAL CORPORATE BONDS (Cost $35,815,562)			35,418,364

BANK LOANS - 4.9%		Par	Value
Consumer Discretionary - 1.3%
Elevate Textiles, Inc., 12.64% (3 mo. Term SOFR + 8.65%), 09/30/2027		759,518	764,029

Finance and Insurance - 1.5%
Fiserv Investment Term Loan B, 7.89% (3 mo. Term SOFR + 4.00%), 02/18/2027		903,846	895,711

Information - 1.0%
Audacy Capital LLC, 9.83% (1 mo. Term SOFR + 6.00%), 09/30/2029		787,956	551,569

Retail Trade - 1.1%
Mountaineer Merger Corp.
11.77% (1 mo. Term SOFR + 8.00%), 06/16/2030 (c)		24,949	24,949
11.77% (or 7.00% PIK) (1 mo. Term SOFR + 8.00%), 06/16/2030 (c)		84,903	84,902
The Container Store, Inc. First Out Loan, 10.22% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (c)		188,108	159,892
The Container Store, Inc. Rolled Up First Out Loan, 10.22% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (c)		215,096	182,833
The Container Store, Inc. Second Out Loan, 9.20% (6 mo. Term SOFR + 5.00%), 07/30/2029 (c)		80,855	16,172
The Container Store, Inc. Super Senior. Loan, 10.22% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (c)		145,560	145,560
			614,308
TOTAL BANK LOANS (Cost $3,073,647)			2,825,617

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 3.5%		Shares	Value
Kochav Defense Acquisition Corp. - Class A (f)		100,000	1,014,000
Mercer Park Opportunities Corp. (f)		95,000	997,500
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $1,982,450)			2,011,500

CONVERTIBLE BONDS - 1.4%		Par	Value
Accommodation and Food Services - 1.4%
Braemar Hotels & Resorts, Inc., 4.50%, 06/01/2026		843,000	825,402

Information - 0.0% (g)
Go North Group AB, 0.00%, 12/31/2050 (b)(c)(d)	SEK	1,722,507	0
TOTAL CONVERTIBLE BONDS (Cost $829,661)			825,402

PREFERRED STOCKS - 1.3%		Shares	Value
Retail Trade - 0.2%
Preferred A Mountaineer Merger, 0.00% (c)		277,392	110,957
Preferred B Mountaineer Merger, 0.00% (b)(c)		199,699	0
			110,957

Wholesale Trade - 1.1%
NGL Energy Partners LP, Series B, 11.13% (3 mo. Term SOFR + 7.47%), Perpetual (f)		27,846	667,747
TOTAL PREFERRED STOCKS (Cost $688,013)			778,704

COMMON STOCKS - 0.8%		Shares	Value
Finance and Insurance - 0.5%
Euronet Worldwide, Inc. (f)		3,450	262,579

Manufacturing - 0.3%
RA Parent, Inc. (c)(f)		3	177,000

Retail Trade - 0.0% (g)
Mountaineer Merger Corp. (b)(c)(f)		477,091	0
The Container Store, Inc. (b)(f)		23,925	0
			0
TOTAL COMMON STOCKS (Cost $431,336)			439,579

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.3%		Shares	Value
Real Estate and Rental and Leasing - 0.3%
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual		7,859	161,110
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $157,999)			161,110

WARRANTS - 0.0% (g)		Contracts	Value
Information - 0.0% (g)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01 (f)		1,434	4,302
TOTAL WARRANTS (Cost $40,641)			4,302

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 10.8%		Par	Value
Consumer Discretionary - 3.2%
Brunswick Corp., 4.14%, 01/08/2026 (a)(h)		725,000	724,307
Genuine Parts Co., 4.06%, 01/16/2026 (a)(h)		1,100,000	1,098,007
			1,822,314

Consumer Staples - 3.0%
Dollarama, Inc., 4.08%, 01/28/2026 (a)(h)		736,000	733,700
Keurig Dr Pepper, Inc., 4.20%, 01/16/2026 (a)(h)		985,000	983,342
			1,717,042

Finance and Insurance - 1.7%
Crown Castle, Inc., 4.03%, 01/22/2026 (a)(h)		1,010,000	1,007,417

Health Care and Social Assistance - 1.7%
HCA, Inc., 4.26%, 01/13/2026 (a)(h)		955,000	953,621

Manufacturing - 1.2%
Jabil, Inc., 4.12%, 01/07/2026 (a)(h)		708,000	707,397
TOTAL COMMERCIAL PAPER (Cost $6,208,227)			6,207,791

MONEY MARKET FUNDS - 10.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.67% (i)		2,930,640	2,930,640
First American Treasury Obligations Fund - Class X, 3.68% (i)		2,930,640	2,930,640
TOTAL MONEY MARKET FUNDS (Cost $5,861,280)			5,861,280

TOTAL INVESTMENTS - 94.7% (Cost $55,088,816)			54,533,649
Other Assets in Excess of Liabilities - 5.3%			3,078,656
TOTAL NET ASSETS - 100.0%			$57,612,305

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets. AB - Aktiebolag
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD - United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $18,998,918 or 33.0% of the Fund’s net assets.

(b)	Security is currently in default.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,001,443 or 1.7% of net assets as of December 31, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(f)	Non-income producing security.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown is the annualized yield as of December 31, 2025.
(i)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

CrossingBridge Responsible Credit Fund
Schedule of Forward Currency Contracts
December 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/15/2026	SEK	1,280,000	USD	134,853	$4,291
U.S. Bancorp Investments, Inc.	01/15/2026	USD	8,948,399	EUR	7,712,000	(121,313)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	1,091,501	NOK	11,010,000	(875)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	5,358,614	SEK	50,550,000	(136,507)
Net Unrealized Appreciation (Depreciation)						$(254,404)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

CrossingBridge Responsible Credit Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$35,319,186	$99,178	$35,418,364
Bank Loans	–	2,211,309	614,308	2,825,617
Special Purpose Acquisition Companies (SPACs)	1,014,000	997,500	–	2,011,500
Convertible Bonds	–	825,402	0	825,402
Preferred Stocks	667,747	–	110,957	778,704
Common Stocks	262,579	0	177,000	439,579
Real Estate Investment Trusts - Preferred	161,110	–	–	161,110
Warrants	–	4,302	–	4,302
Commercial Paper	–	6,207,791	–	6,207,791
Money Market Funds	5,861,280	–	–	5,861,280
Total Investments	$7,966,716	$45,565,490	$1,001,443	$54,533,649

Other Financial Instruments:
Forward Currency Contracts*	$–	$4,291	$–	$4,291
Total Other Financial Instruments	$–	$4,291	$–	$4,291

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(258,695)	$–	$(258,695)
Total Other Financial Instruments	$–	$(258,695)	$–	$(258,695)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Responsible Credit Fund	Corporate Bonds	Bank Loans	Convertible Bonds	Preferred Stocks	Common Stocks
Beginning Balance - October 1, 2025	$99,178	783,445	172,975	$138,696	$192,000
Purchases	-	48,348	-	-	-
Sales	-	(1,373,856)	(201,131)	-	-
Realized gains	-	-	16,916	-	-
Realized losses	-	(47,577)	-	-	-
Accretion of discount/(amortization of premium)	-	3,171	7,054	-	-
Change in unrealized appreciation/(depreciation)	-	2,884	4,186	(27,739)	(15,000)
Transfer in/(out) of Level 3	-	1,197,893	-	-	-
Ending Balance - December 31, 2025	$99,178	614,308	0	$110,957	$177,000

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2025, includes the following:
	Corporate Bonds	Bank Loans	Convertible Bonds	Preferred Stocks	Common Stocks
	$-	2,884	-	$(27,739)	$(15,000)

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:
Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
	discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

CrossingBridge Responsible Credit Fund
Descriptions	Fair Value December 31, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Corporate Bonds	$99,178	Market Approach	Recoverable value	0-30.10%	30.10%	Increase
Bank Loans	$614,308	Market Approach	Enterprise value	$175.20	$175.20	Increase
			Recoverable value	100%	100%	Increase
			Transaction price	$20-100	$87.24	Increase
Convertible Bonds	$0	Market Approach	Recoverable value	$0	$0	Increase
Preferred Stocks	$110,957	Market Approach	Enterprise value	$175.20	$175.20	Increase
			Recoverable value	0-40%	40%	Increase
Common Stocks	$177,000	Market Approach	Broker quote	$59,000	$59,000	Increase
			Enterprise value	$175.20	$175.20	Increase
			Recoverable value	0%	0%	Increase

(1) Weighted average by relative fair value of the investments in that asset class.
(2) Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.